Note 11 - Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - June 1, 2015	1,656,250	$16.90
Granted	35,000	38.55
Exercised	(480,000)	14.39
Shares issuable under options - December 31, 2015	1,211,250	$18.51	2.8	$26,548
Options exercisable - End of period	268,400	$14.57	1.7	$6,941

Stock Options Exercised [Table Text Block]
2015

Number of options exercised	480,000

Aggregate fair value	$27,314
Intrinsic value	17,369
Amount of cash received	9,945

Tax benefit recognized	$5,905

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2015

Risk free rate	1.2%
Expected life in years	4.75
Expected volatility	31.6%
Dividend yield	0.8%

Weighted average fair value per option granted	$10.27